Share Capital (Details) - Schedule of the Status of the Company’s Warrants - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Status of the Company’s Warrants [Abstract]
Warrants, Warrants outstanding, beginning of year	7,494,506	6,298,839
Weighted average exercise price, Warrants outstanding, beginning of year	$ 4.43	$ 2.43
Warrants, Granted	30,013,783	3,670,919
Weighted average exercise price, Granted	$ 3.8	$ 5.81
Warrants, Exercised	(6,034,479)	(2,291,642)
Weighted average exercise price, Exercised	$ 3.35	$ 1.39
Warrants, Expired	(12,006)	(183,610)
Weighted average exercise price, Expired	$ 2.02	$ 1.67
Warrants, Warrants outstanding, end of year	31,461,804	7,494,506
Weighted average exercise price, Warrants outstanding, end of year	$ 4.04	$ 4.43